Intangible Assets, Net (Details) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	May 31, 2023	Apr. 02, 2023	Jun. 30, 2024	Dec. 31, 2023
Intangible Assets, Net [Line Items]
Amortization expenses			$ 95	$ 168
Sale of shares		$ 723
Paid monthly installment		$ 138
Products consideration paid	$ 38